Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Inventory [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2026	2025
Composition:
Raw materials	1,836	2,157
Products in process	270	523
Finished goods	514	504
	2,620	3,184